Variable Interest Entities - Narrative (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Equity investment in investee	$ 17,072	$ 17,072	$ 18,172	$ 18,172
Cleco Power
Variable Interest Entity [Line Items]
Equity investment in investee	$ 17,072	$ 17,072	$ 18,172
Cleco Power | Oxbow
Variable Interest Entity [Line Items]
Ownership percentage by Cleco Power (in hundredths)	50.00%	50.00%
Ownership percentage by other parties (in hundredths)	50.00%